LONG TERM NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Investments and Advances to Affiliates [Table Text Block]
Description	Amount	Rate %
Advances by date:
August 31, 2011*	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
April 26, 2012	13,029,325	2.695
May 30, 2012	19,497,204	2.408
August 27, 2012	7,709,454	2.360
December 28, 2012	2,567,121	2.396
June 10, 2013	2,355,316	2.830
July 3, 2013*	2,242,628	3.073
July 31, 2013*	4,026,582	3.214
	83,057,965
Principal paid through December 31, 2015	(19,511,243)

Loan balance at December 31, 2015	$63,546,722

Schedule of Annual Principal Payments Construction in Progress [Table Text Block]
For the Year Ended	Principal
December 31,	Payments
2016	$4,412,012
2017	4,079,217
2018	3,759,756
2019	3,638,585
2020	3,751,359
Thereafter	74,658,135

$94,299,064